Capital transactions	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Capital transactions
Note 14 - Capital transactions

Preferred stock

On January 29, 2008, the Company amended its articles of association and authorized 1,000,000 preferred shares. No preferred shares were issued or registered in the IPO. There were no preferred shares issued and outstanding as of December 31, 2016 and 2015.

Issuance of capital stock

2016

Certain investors have agreed to purchase 1,900,000 shares of our common stock for an amount of $7 million, which shall be paid on or before July 31, 2016. In May 2016, we have received the first tranche of $350. The investors paid the balance of $6,650 on August 11, 2016 and we issued 1,900,000 shares on September 19, 2016. The fair value of the shares was $3.30 per share on September 19, 2016.

Share-based compensation

On December 8, 2016, a total of 320,000 shares were issued to the Company’s directors, certain employees and consultants, which vested immediately. The grant date fair value was $3.43 per share..

On March 29, 2016, a total of 31,250 shares were issued to a consultant of the Company. The grant date fair value for such shares was $3.38 per share.

On March 15, 2016, a total of 48,000 shares were issued to the Company’s independent directors, certain employees and consultants, which vested immediately. The grant date fair value was $3.35 per share.

On February 29, 2016, a total of 60,000 shares were issued to the certain IR service providers. The grant date fair value was $3.37 per share.

2015

Share-based compensation

On March 5, 2015, a total of 45,000 ordinary shares were issued to the Company’s directors and certain employees, which vested immediately. The grant date fair values were $2.80 per share. On November 16, 2015, a total of 72,500 ordinary shares were issued to the Company’s certain employees and consultants, which vested immediately. The grant date fair value was $1.56 per share. Share-based compensation expense of $239 was recognized in the consolidated statement of comprehensive loss in 2015.